SHARE-BASED PAYMENT (Schedule of Expense Recognized in Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 1,163	$ 948	$ 483
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	364	401	179
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	254	224	138
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	63	51	48
General and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 482	$ 272	$ 118